Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 286,921	$ 285,826	$ 301,637
Long-lived assets, total	23,180	29,912	29,029
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	116,436	128,651	143,384
Long-lived assets, total	13,921	18,610	17,072
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	170,485	157,175	158,253
Long-lived assets, total	9,259	11,302	11,957
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	122,405	127,220	141,781
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 164,516	$ 158,606	$ 159,856